Investment Portfolioas of December 31, 2023 (Unaudited)
DWS Short Duration Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 57.5%
Communication Services 3.0%
Charter Communications Operating LLC, 4.908%, 7/23/2025	4,000,000	3,961,974
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027 (a)	1,500,000	1,431,880
CSC Holdings LLC, 144A, 5.5%, 4/15/2027	1,500,000	1,386,446
Discovery Communications LLC, 3.45%, 3/15/2025	2,235,000	2,178,007
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024	333,333	329,333
Expedia Group, Inc.:
3.8%, 2/15/2028	800,000	771,234
4.625%, 8/1/2027 (a)	2,849,000	2,836,000
144A, 6.25%, 5/1/2025	3,200,000	3,230,646
Gen Digital, Inc., 144A, 6.75%, 9/30/2027	1,035,000	1,052,936
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	264,000	182,662
Meituan, 144A, 2.125%, 10/28/2025 (a)	720,000	677,394
Outfront Media Capital LLC, 144A, 4.25%, 1/15/2029	380,000	342,901
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	1,080,000	1,014,844
Sprint LLC, 7.625%, 3/1/2026	1,410,000	1,473,058
Tencent Holdings Ltd., 144A, 1.81%, 1/26/2026	3,000,000	2,809,672
T-Mobile U.S.A., Inc.:
2.625%, 4/15/2026	1,350,000	1,284,034
3.5%, 4/15/2025	6,655,000	6,514,328
		31,477,349
Consumer Discretionary 5.6%
7-Eleven, Inc., 144A, 0.8%, 2/10/2024	1,934,000	1,923,026
Aptiv PLC, 2.396%, 2/18/2025	2,770,000	2,678,220
Caesars Resort Collection LLC, 144A, 5.75%, 7/1/2025	1,010,000	1,009,894
Clarios Global LP, 144A, 6.25%, 5/15/2026	1,409,000	1,410,829
Daimler Truck Finance North America LLC, 144A, 5.15%, 1/16/2026	1,600,000	1,604,384
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025	1,360,000	1,301,400
6.798%, 11/7/2028	1,270,000	1,328,884
6.95%, 3/6/2026	750,000	768,340
General Motors Financial Co., Inc.:
2.9%, 2/26/2025	4,000,000	3,880,876
5.4%, 4/6/2026	1,340,000	1,348,495
Hyundai Capital America:
144A, 1.0%, 9/17/2024	2,000,000	1,935,880
144A, 5.5%, 3/30/2026	5,000,000	5,025,947
144A, 5.95%, 9/21/2026	4,000,000	4,067,993
KFC Holding Co., 144A, 4.75%, 6/1/2027	300,000	295,440
Kia Corp., 144A, 1.0%, 4/16/2024	1,130,000	1,114,641
Kronos Acquisition Holdings, Inc., 144A, 5.0%, 12/31/2026	340,000	331,500
Las Vegas Sands Corp., 3.2%, 8/8/2024	1,660,000	1,627,775
LKQ Corp., 5.75%, 6/15/2028	4,000,000	4,093,886
Marriott International, Inc.:
4.9%, 4/15/2029	1,560,000	1,570,138
5.45%, 9/15/2026	550,000	559,502
Mattel, Inc., 144A, 3.375%, 4/1/2026	495,000	470,727

NCL Corp. Ltd., 144A, 8.125%, 1/15/2029	310,000	323,820
Newell Brands, Inc., 6.375%, 9/15/2027 (a)	1,090,000	1,082,197
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026 (a)	730,000	754,075
O'Reilly Automotive, Inc., 5.75%, 11/20/2026	2,420,000	2,477,978
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026	490,000	467,048
Royal Caribbean Cruises Ltd.:
144A, 5.5%, 8/31/2026	2,450,000	2,425,863
144A, 9.25%, 1/15/2029	930,000	1,000,329
Sands China Ltd., 5.375%, 8/8/2025	1,040,000	1,025,610
Stellantis Finance U.S., Inc., 144A, 1.711%, 1/29/2027	1,140,000	1,035,239
Tapestry, Inc., 7.0%, 11/27/2026	2,330,000	2,415,470
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025	1,220,000	1,213,900
Volkswagen Group of America Finance LLC, 144A, 6.0%, 11/16/2026	4,000,000	4,095,683
Walgreens Boots Alliance, Inc., 3.8%, 11/18/2024	1,000,000	982,218
Wynn Macau Ltd., 144A, 5.5%, 1/15/2026	1,625,000	1,586,015
		59,233,222
Consumer Staples 1.4%
Bacardi Ltd., 144A, 5.25%, 1/15/2029	1,690,000	1,687,622
Constellation Brands, Inc., 5.0%, 2/2/2026	1,610,000	1,604,148
Coty, Inc., 144A, 5.0%, 4/15/2026	593,000	583,632
Haleon UK Capital PLC, 3.125%, 3/24/2025	4,000,000	3,905,700
JBS U.S.A. Lux SA:
2.5%, 1/15/2027	960,000	883,449
5.125%, 2/1/2028	3,850,000	3,828,637
JDE Peet's NV, 144A, 0.8%, 9/24/2024	1,730,000	1,663,619
		14,156,807
Energy 4.7%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,048,442
Antero Resources Corp., 144A, 7.625%, 2/1/2029	521,000	534,612
Apache Corp., 4.375%, 10/15/2028	2,000,000	1,893,780
Blue Racer Midstream LLC, 144A, 7.625%, 12/15/2025	735,000	744,528
Boardwalk Pipelines LP, 4.95%, 12/15/2024	500,000	496,493
Canadian Natural Resources Ltd., 3.8%, 4/15/2024	750,000	745,610
Civitas Resources, Inc., 144A, 8.375%, 7/1/2028	330,000	344,502
CNX Resources Corp., 144A, 7.25%, 3/14/2027 (a)	1,010,000	1,018,753
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026 (a)	4,770,000	4,882,716
Ecopetrol SA, 8.625%, 1/19/2029	3,000,000	3,197,124
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	1,095,000	1,096,033
Energy Transfer LP:
4.05%, 3/15/2025	750,000	737,828
4.2%, 4/15/2027	4,497,000	4,368,773
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	850,000	844,968
Hess Midstream Operations LP, 144A, 5.625%, 2/15/2026	1,500,000	1,489,020
Magellan Midstream Partners LP, 5.0%, 3/1/2026	3,000,000	2,993,563
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,453,990
MPLX LP, 4.875%, 12/1/2024	2,000,000	1,988,590
ONEOK, Inc., 2.75%, 9/1/2024	2,604,000	2,552,901
Petroleos Mexicanos, 4.875%, 1/18/2024 (a)	1,000,000	996,957
Plains All American Pipeline LP, 3.6%, 11/1/2024	2,022,000	1,984,448
Range Resources Corp., 4.875%, 5/15/2025	1,020,000	1,007,413
SA Global Sukuk Ltd., 144A, 0.946%, 6/17/2024 (a)	1,220,000	1,192,550
TC PipeLines LP, 4.375%, 3/13/2025	1,891,000	1,864,204
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	500,000	507,483
Venture Global LNG, Inc., 144A, 8.125%, 6/1/2028	960,000	969,501
Western Midstream Operating LP, 6.35%, 1/15/2029	3,000,000	3,133,230

Williams Companies, Inc.:
4.55%, 6/24/2024	1,300,000	1,292,808
5.4%, 3/2/2026	2,000,000	2,019,985
		49,400,805
Financials 24.5%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	7,000,000	6,500,376
2.45%, 10/29/2026	2,110,000	1,953,694
4.875%, 1/16/2024	1,410,000	1,409,099
6.5%, 7/15/2025	1,175,000	1,189,888
AIB Group PLC, 144A, 6.608%, 9/13/2029	800,000	842,762
Air Lease Corp.:
3.75%, 6/1/2026	2,000,000	1,929,494
Series C, 4.125%, Perpetual (b)	2,000,000	1,551,905
Aircastle Ltd.:
144A, 2.85%, 1/26/2028	5,000,000	4,460,121
144A, 5.25%, 8/11/2025	2,000,000	1,971,290
144A, 6.5%, 7/18/2028	1,350,000	1,376,617
Ally Financial, Inc., 6.992%, 6/13/2029	8,000,000	8,262,064
Ares Capital Corp.:
3.875%, 1/15/2026	2,000,000	1,921,305
7.0%, 1/15/2027	3,050,000	3,137,219
Avolon Holdings Funding Ltd.:
144A, 2.125%, 2/21/2026	4,000,000	3,706,481
144A, 4.25%, 4/15/2026	1,230,000	1,187,951
144A, 6.375%, 5/4/2028	1,330,000	1,356,088
Banco Santander Chile, 144A, 2.7%, 1/10/2025	2,000,000	1,945,440
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 144A, 5.375%, 4/17/2025	1,350,000	1,347,810
Banco Santander SA, 5.588%, 8/8/2028	4,000,000	4,078,514
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	975,814
Bank of America Corp.:
4.0%, 1/22/2025	750,000	739,895
4.2%, 8/26/2024	3,000,000	2,971,858
6.22%, 9/15/2026 (a)	3,000,000	3,104,591
Barclays PLC:
4.375%, Perpetual (b)	3,000,000	2,332,216
6.49%, 9/13/2029	2,408,000	2,507,137
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	2,018,815
Blackstone Private Credit Fund, 144A, 7.3%, 11/27/2028	1,500,000	1,559,293
Blackstone Secured Lending Fund, 3.625%, 1/15/2026	5,385,000	5,136,635
BPCE SA:
144A, 2.045%, 10/19/2027	2,500,000	2,268,907
144A, 4.875%, 4/1/2026	500,000	489,894
Canadian Imperial Bank of Commerce, 3.945%, 8/4/2025	6,000,000	5,904,236
Capital One Financial Corp.:
2.636%, 3/3/2026	10,000,000	9,581,859
4.985%, 7/24/2026	1,940,000	1,917,587
7.149%, 10/29/2027	980,000	1,017,369
Charles Schwab Corp.:
5.643%, 5/19/2029	2,610,000	2,677,375
5.875%, 8/24/2026	3,410,000	3,497,450
Citigroup, Inc.:
4.4%, 6/10/2025	7,000,000	6,909,447
5.5%, 9/13/2025	750,000	753,416
Credit Agricole SA, 144A, 5.589%, 7/5/2026	3,330,000	3,386,666

Danske Bank AS:
144A, 3.244%, 12/20/2025	1,120,000	1,090,835
144A, 3.773%, 3/28/2025	4,000,000	3,979,167
144A, 6.466%, 1/9/2026	3,000,000	3,021,268
Discover Bank, 5.974%, 8/9/2028	4,100,000	3,949,079
Discover Financial Services:
3.95%, 11/6/2024	1,100,000	1,081,296
4.1%, 2/9/2027	1,291,000	1,238,863
FS KKR Capital Corp., 7.875%, 1/15/2029	4,000,000	4,237,862
Goldman Sachs Group, Inc., SOFR + 0.486%, 5.861% (c), 10/21/2024	3,780,000	3,775,237
HSBC Holdings PLC:
1.645%, 4/18/2026	2,020,000	1,919,296
4.7%, Perpetual (b)	3,000,000	2,443,333
6.0%, Perpetual (b)	500,000	477,530
7.336%, 11/3/2026	3,000,000	3,114,170
ING GROEP NV, 6.083%, 9/11/2027	2,910,000	2,969,665
Intesa Sanpaolo SpA, 144A, 7.0%, 11/21/2025	1,340,000	1,372,696
Jefferies Financial Group, Inc., 5.875%, 7/21/2028	2,070,000	2,122,585
JPMorgan Chase & Co.:
2.301%, 10/15/2025	4,000,000	3,897,693
SOFR + 0.58%, 6.011% (c), 6/23/2025	6,000,000	5,988,960
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,748,939
KeyCorp., 3.878%, 5/23/2025	2,850,000	2,786,312
Lloyds Banking Group PLC:
2.438%, 2/5/2026	2,880,000	2,778,849
4.65%, 3/24/2026	4,530,000	4,441,677
4.716%, 8/11/2026	1,440,000	1,420,865
5.985%, 8/7/2027	1,140,000	1,160,006
LPL Holdings, Inc., 6.75%, 11/17/2028	3,640,000	3,880,313
Macquarie Bank Ltd., 144A, 5.391%, 12/7/2026	970,000	982,807
Macquarie Group Ltd.:
144A, 5.108%, 8/9/2026	3,000,000	2,987,013
144A, SOFR + 0.92%, 6.351% (c), 9/23/2027	6,000,000	5,928,774
Mitsubishi UFJ Financial Group, Inc.:
0.962%, 10/11/2025	3,200,000	3,085,273
5.719%, 2/20/2026	4,000,000	4,017,113
Morgan Stanley, 0.791%, 1/22/2025	6,000,000	5,982,275
Nasdaq, Inc., 5.65%, 6/28/2025	660,000	666,447
Natwest Group PLC, 5.847%, 3/2/2027	1,200,000	1,210,044
Nomura Holdings, Inc.:
2.648%, 1/16/2025	2,495,000	2,420,565
5.099%, 7/3/2025	3,000,000	2,979,652
PRA Group, Inc., 144A, 7.375%, 9/1/2025	1,010,000	1,002,269
Rocket Mortgage LLC:
144A, 2.875%, 10/15/2026	1,125,000	1,037,813
144A, 3.625%, 3/1/2029	1,180,000	1,068,002
Santander U.K. Group Holdings PLC, 1.673%, 6/14/2027	6,620,000	6,018,036
SNB Funding Ltd., REG S, 2.75%, 10/2/2024	1,000,000	974,980
Societe Generale SA, 144A, 2.625%, 1/22/2025	3,705,000	3,589,838
Standard Chartered PLC:
144A, 1.214%, 3/23/2025	1,180,000	1,166,194
144A, 1.822%, 11/23/2025	1,010,000	972,623
144A, 4.75%, Perpetual (b)	635,000	517,819
144A, 6.17%, 1/9/2027 (a)	2,120,000	2,151,927
144A, 7.776%, 11/16/2025	1,560,000	1,589,657
Sumitomo Mitsui Financial Group, Inc., 3.784%, 3/9/2026	5,000,000	4,873,025
Swedbank AB, 144A, 6.136%, 9/12/2026	3,000,000	3,059,283
Synchrony Bank, 5.4%, 8/22/2025	1,000,000	984,983

Synchrony Financial:
4.375%, 3/19/2024	180,000	179,356
4.875%, 6/13/2025	5,000,000	4,914,595
Truist Financial Corp.:
4.873%, 1/26/2029	1,720,000	1,694,492
6.047%, 6/8/2027 (a)	5,000,000	5,088,065
UBS Group AG:
144A, 2.193%, 6/5/2026	1,390,000	1,321,867
144A, 2.593%, 9/11/2025	1,180,000	1,154,375
144A, 4.49%, 8/5/2025	3,430,000	3,404,160
UniCredit SpA, 144A, 1.982%, 6/3/2027	4,000,000	3,657,580
		257,455,976
Health Care 2.8%
Bausch & Lomb Escrow Corp., 144A, 8.375%, 10/1/2028	320,000	337,581
Bayer U.S. Finance LLC:
144A, 3.375%, 10/8/2024	1,745,000	1,709,831
144A, 6.125%, 11/21/2026	1,500,000	1,525,020
144A, 6.25%, 1/21/2029	3,000,000	3,066,744
CVS Pass-Through Trust, 6.036%, 12/10/2028	695,308	702,337
HCA, Inc.:
3.125%, 3/15/2027 (a)	3,000,000	2,843,803
5.25%, 6/15/2026	1,000,000	1,004,875
Humana, Inc., 5.7%, 3/13/2026	6,000,000	6,000,760
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	575,000	425,188
Mylan, Inc., 4.55%, 4/15/2028	4,000,000	3,881,132
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	380,000	370,500
Tenet Healthcare Corp., 4.875%, 1/1/2026	1,115,000	1,102,436
Teva Pharmaceutical Finance Netherlands III BV:
4.75%, 5/9/2027	1,105,000	1,058,037
6.0%, 4/15/2024	704,000	701,621
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	4,720,000	4,550,905
		29,280,770
Industrials 3.6%
Albemarle Corp., 4.65%, 6/1/2027	5,000,000	4,909,009
Allied Universal Holdco LLC, 144A, 4.625%, 6/1/2028	945,000	859,091
Block, Inc., 2.75%, 6/1/2026	420,000	396,072
Boeing Co., 4.875%, 5/1/2025	4,365,000	4,343,124
Bombardier, Inc., 144A, 7.125%, 6/15/2026	388,000	386,188
Clean Harbors, Inc., 144A, 4.875%, 7/15/2027	1,145,000	1,121,977
Delta Air Lines, Inc.:
2.9%, 10/28/2024	3,000,000	2,919,973
144A, 4.5%, 10/20/2025	346,666	341,399
Fortress Transportation & Infrastructure Investors LLC, 144A, 6.5%, 10/1/2025	734,000	731,650
GFL Environmental, Inc.:
144A, 5.125%, 12/15/2026	1,045,000	1,033,925
144A, 6.75%, 1/15/2031	290,000	298,781
Global Payments, Inc.:
2.15%, 1/15/2027	2,200,000	2,025,315
4.95%, 8/15/2027 (a)	910,000	911,448
HEICO Corp., 5.25%, 8/1/2028	2,970,000	3,032,285
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,118,600
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,870,000	1,894,241
Legends Hospitality Holding Co. LLC, 144A, 5.0%, 2/1/2026	255,000	254,618

Penske Truck Leasing Co. LP:
144A, 1.7%, 6/15/2026	3,000,000	2,757,690
144A, 4.0%, 7/15/2025	2,550,000	2,493,916
144A, 4.4%, 7/1/2027	2,440,000	2,379,052
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024 (a)	205,000	203,230
Silgan Holdings, Inc., 144A, 1.4%, 4/1/2026	2,727,000	2,489,834
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	1,070,000	769,510
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	377,738
		38,048,666
Information Technology 3.1%
Broadcom, Inc., 4.11%, 9/15/2028	2,261,000	2,207,516
CDW LLC, 4.125%, 5/1/2025	560,000	549,007
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028	1,580,000	1,489,773
Concentrix Corp., 6.65%, 8/2/2026 (a)	6,230,000	6,385,787
Dell International LLC, 5.25%, 2/1/2028	2,060,000	2,111,225
DXC Technology Co., 1.8%, 9/15/2026	5,305,000	4,843,380
Fidelity National Information Services, Inc., 4.5%, 7/15/2025	2,020,000	1,999,537
Fiserv, Inc., 5.45%, 3/2/2028	1,710,000	1,761,052
Microchip Technology, Inc.:
0.972%, 2/15/2024	5,000,000	4,970,127
4.25%, 9/1/2025	170,000	167,434
NXP BV, 4.4%, 6/1/2027	1,380,000	1,362,195
Open Text Corp., 144A, 6.9%, 12/1/2027	1,170,000	1,216,392
Oracle Corp., 4.5%, 5/6/2028 (a)	1,150,000	1,149,857
Qorvo, Inc., 1.75%, 12/15/2024	2,500,000	2,398,633
		32,611,915
Materials 2.6%
Berry Global, Inc., 1.65%, 1/15/2027	3,400,000	3,061,109
Celanese U.S. Holdings LLC:
3.5%, 5/8/2024	635,000	629,049
6.35%, 11/15/2028	1,430,000	1,499,663
Chemours Co., 5.375%, 5/15/2027 (a)	1,190,000	1,162,812
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027 (a)	1,060,000	1,056,213
First Quantum Minerals Ltd., 144A, 6.875%, 3/1/2026	1,715,000	1,535,157
Glencore Funding LLC, 144A, 4.125%, 3/12/2024	3,480,000	3,467,272
Hudbay Minerals, Inc., 144A, 4.5%, 4/1/2026	370,000	357,892
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,481,250
REG S, 4.75%, 5/15/2025	500,000	493,750
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,388,521
Mosaic Co., 5.375%, 11/15/2028	2,480,000	2,530,970
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	592,000	586,826
Novelis Corp., 144A, 3.25%, 11/15/2026	1,180,000	1,110,850
Olin Corp., 5.125%, 9/15/2027	1,045,000	1,013,165
Tronox, Inc., 144A, 4.625%, 3/15/2029	1,230,000	1,089,532
WRKCo, Inc., 3.9%, 6/1/2028	4,000,000	3,817,251
		27,281,282
Real Estate 3.2%
Crown Castle, Inc., (REIT), 5.6%, 6/1/2029	4,000,000	4,090,033
Digital Realty Trust LP, (REIT), 5.55%, 1/15/2028	2,030,000	2,067,931
Equinix, Inc.:
(REIT), 1.0%, 9/15/2025 (a)	4,500,000	4,197,853
(REIT), 1.25%, 7/15/2025	517,000	486,340
(REIT), 2.625%, 11/18/2024	2,466,000	2,401,878

Office Properties Income Trust, (REIT), 2.65%, 6/15/2026	1,330,000	824,310
Omega Healthcare Investors, Inc., (REIT), 5.25%, 1/15/2026	5,500,000	5,467,971
Realty Income Corp., (REIT), 5.05%, 1/13/2026	2,590,000	2,587,850
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	230,000	217,924
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	947,280
Trust Fibra Uno:
144A, (REIT), 5.25%, 12/15/2024 (a)	1,000,000	989,184
REG S, (REIT), 5.25%, 12/15/2024	991,000	980,281
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,778,676
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025	2,140,000	2,085,280
144A, (REIT), 4.625%, 6/15/2025	3,462,000	3,400,549
		33,523,340
Utilities 3.0%
Alliant Energy Finance LLC, 144A, 5.95%, 3/30/2029	1,110,000	1,154,034
American Electric Power Co., Inc., 5.699%, 8/15/2025	4,290,000	4,318,169
Calpine Corp., 144A, 5.25%, 6/1/2026	663,000	654,192
CenterPoint Energy, Inc., SOFR + 0.65%, 6.046% (c), 5/13/2024	1,630,000	1,630,016
Dominion Energy, Inc., 3.071%, 8/15/2024	2,106,000	2,071,081
Duke Energy Ohio, Inc., 6.9%, 6/1/2025	1,000,000	1,022,656
Evergy, Inc., 2.45%, 9/15/2024	1,818,000	1,776,687
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025	940,000	898,468
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/2025	1,430,000	1,442,736
NextEra Energy Operating Partners LP:
144A, 4.25%, 7/15/2024	855,000	845,297
144A, 7.25%, 1/15/2029	250,000	261,727
NiSource, Inc., 5.25%, 3/30/2028	730,000	744,320
NRG Energy, Inc.:
144A, 3.75%, 6/15/2024	5,141,000	5,081,239
5.75%, 1/15/2028	1,075,000	1,071,049
Vistra Operations Co. LLC, 144A, 3.55%, 7/15/2024	8,662,000	8,540,146
		31,511,817
Total Corporate Bonds (Cost $610,691,155)		603,981,949

Mortgage-Backed Securities Pass-Throughs 2.4%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	65,125	63,324
4.5%, 1/1/2054 (d)	10,000,000	9,694,820
5.5%, 1/1/2054 (d)	10,000,000	10,047,700
6.0%, 1/1/2054 (d)	5,000,000	5,076,900
Government National Mortgage Association:
6.0%, 1/15/2039	16,269	17,166
7.0%, 6/20/2038	1,635	1,782
Total Mortgage-Backed Securities Pass-Throughs (Cost $24,557,343)		24,901,692

Asset-Backed 17.0%
Automobile Receivables 6.7%
AmeriCredit Automobile Receivables Trust, “C”, Series 2020-2, 1.48%, 2/18/2026	949,680	933,101
Avis Budget Rental Car Funding AESOP LLC:
“B”, Series 2020-2A, 144A, 2.96%, 2/20/2027	1,000,000	946,035
“C”, Series 2023-7A, 144A, 7.41%, 8/21/2028	8,000,000	8,128,811
CarMax Auto Owner Trust:
“C”, Series 2020-3, 1.69%, 4/15/2026	750,000	732,326
“C”, Series 2023-2, 5.57%, 11/15/2028	1,000,000	996,887

Carvana Auto Receivables Trust:
“A3”, Series 2022-P2, 4.13%, 4/12/2027	1,499,602	1,476,198
“B”, Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,320,875
Chase Auto Owner Trust, “C”, Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,023,420
Chesapeake Funding II LLC, “C”, Series 2023-2A, 144A, 6.15%, 10/15/2035	2,430,000	2,475,909
CPS Auto Receivables Trust:
“C”, Series 2022-A, 144A, 2.17%, 4/16/2029	1,667,000	1,617,772
“C”, Series 2022-B, 144A, 4.33%, 8/15/2028	2,000,000	1,958,445
“B”, Series 2022-C, 144A, 4.88%, 4/15/2030	420,000	416,166
“E”, Series 2019-B, 144A, 5.0%, 3/17/2025	608,294	607,889
“C”, Series 2023-C, 144A, 6.27%, 10/15/2029	1,900,000	1,915,583
“E”, Series 2020-B, 144A, 7.38%, 6/15/2027	2,900,000	2,909,639
Exeter Automobile Receivables Trust, “D”, Series 2020-2A, 144A, 4.73%, 4/15/2026	1,187,283	1,181,894
Flagship Credit Auto Trust:
“C”, Series 2021-1, 144A, 0.91%, 3/15/2027	688,991	670,014
“C”, Series 2020-4, 144A, 1.28%, 2/16/2027	549,743	538,568
“C”, Series 2020-3, 144A, 1.73%, 9/15/2026	1,592,017	1,559,204
“E”, Series 2019-3, 144A, 3.84%, 12/15/2026	3,000,000	2,897,030
Ford Credit Auto Owner Trust, “C”, Series 2021-2, 144A, 2.11%, 5/15/2034	1,458,000	1,318,556
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029	2,000,000	2,021,715
GLS Auto Receivables Trust, “B”, Series 2022-2A, 144A, 4.7%, 9/15/2026	1,586,000	1,571,937
Hertz Vehicle Financing III LLC:
“C”, Series 2022-1A, 144A, 2.63%, 6/25/2026	500,000	473,868
“C”, Series 2022-3A, 144A, 4.35%, 3/25/2025	250,000	248,992
“D”, Series 2022-3A, 144A, 6.31%, 3/25/2025	657,500	654,562
Hertz Vehicle Financing LLC:
“B”, Series 2021-1A, 144A, 1.56%, 12/26/2025	2,000,000	1,926,542
“C”, Series 2021-1A, 144A, 2.05%, 12/26/2025	3,500,000	3,368,548
“D”, Series 2021-1A, 144A, 3.98%, 12/26/2025	5,000,000	4,793,521
JPMorgan Chase Bank NA:
“B”, Series 2021-3, 144A, 0.76%, 2/26/2029	182,328	175,927
“C”, Series 2021-3, 144A, 0.86%, 2/26/2029	680,692	657,003
“D”, Series 2021-3, 144A, 1.009%, 2/26/2029	97,242	93,754
“C”, Series 2021-1, 144A, 1.024%, 9/25/2028	185,877	182,641
“D”, Series 2021-2, 144A, 1.138%, 12/26/2028	198,215	193,615
“D”, Series 2021-1, 144A, 1.174%, 9/25/2028	292,898	287,712
“D”, Series 2020-2, 144A, 1.487%, 2/25/2028	8,530	8,498
“E”, Series 2021-3, 144A, 2.102%, 2/26/2029	243,104	235,402
“E”, Series 2021-2, 144A, 2.28%, 12/26/2028	136,565	133,899
“E”, Series 2021-1, 144A, 2.365%, 9/25/2028	74,576	73,453
“E”, Series 2020-2, 144A, 3.072%, 2/25/2028	14,064	14,027
“F”, Series 2020-2, 144A, 5.763%, 2/25/2028	550,000	548,919
OneMain Direct Auto Receivables Trust, “A1”, Series 2022-1A, 144A, 4.65%, 3/14/2029	1,565,000	1,547,825
PenFed Auto Receivables Owner Trust:
“B”, Series 2022-A, 144A, 4.6%, 12/15/2028	650,000	639,057
“C”, Series 2022-A, 144A, 4.83%, 12/15/2028	600,000	589,562
Santander Bank Auto Credit Linked Notes, “B”, Series 2022-A, 144A, 5.281%, 5/15/2032	850,958	843,710
Santander Bank Auto Credit-Linked Notes:
“C”, Series 2023-B, 144A, 5.933%, 12/15/2033	1,750,000	1,751,985
“D”, Series 2023-B, 144A, 6.663%, 12/15/2033	1,750,000	1,752,865
“C”, Series 2022-C, 144A, 6.986%, 12/15/2032	1,074,591	1,078,167
Santander Bank NA:
“B”, Series 2021-1A, 144A, 1.833%, 12/15/2031	215,464	209,912
“C”, Series 2021-1A, 144A, 3.268%, 12/15/2031	145,438	142,449

Santander Consumer Auto Receivables Trust:
“B”, Series 2021-BA, 144A, 1.45%, 10/16/2028	24,345	24,223
“C”, Series 2021-CA, 144A, 2.97%, 6/15/2028	264,625	257,009
“C”, Series 2021-BA, 144A, 3.09%, 3/15/2029	1,000,000	966,038
Santander Drive Auto Receivables Trust:
“C”, Series 2022-1, 2.56%, 4/17/2028	800,000	778,753
“C”, Series 2022-5, 4.74%, 10/16/2028	875,000	861,700
“C”, Series 2023-3, 5.77%, 11/15/2030	1,500,000	1,518,999
U.S. Bank NA, “B”, Series 2023-1, 144A, 6.789%, 8/25/2032	2,000,000	2,007,402
Westlake Automobile Receivables Trust, “C”, Series 2022-3A, 144A, 6.44%, 12/15/2027	2,500,000	2,509,598
		70,768,111
Credit Card Receivables 1.1%
Brex Commercial Charge Card Master Trust, “A”, Series 2022-1, 144A, 4.63%, 7/15/2025	2,000,000	1,982,241
Continental Finance Credit Card ABS Master Trust:
“A”, Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,849,734
“A”, Series 2022-A, 144A, 6.19%, 10/15/2030	2,000,000	1,982,850
Genesis Sales Finance Master Trust, “A”, Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,673,935
Master Credit Card Trust II, “C”, Series 2022-1A, 144A, 2.27%, 7/21/2026	875,000	838,949
Mercury Financial Credit Card Master Trust, “A”, Series 2022-1A, 144A, 2.5%, 9/21/2026	2,500,000	2,431,443
		11,759,152
Home Equity Loans 0.3%
BRAVO Residential Funding Trust, “A1”, Series 2021-HE1, 144A, 30-day average SOFR + 0.75%, 6.087% (c), 1/25/2070	956,286	952,301
NovaStar Mortgage Funding Trust, “M3”, Series 2004-3, 30-day average SOFR + 1.164%, 6.52% (c), 12/25/2034	395,501	339,590
People's Choice Home Loan Securities Trust, “A3”, Series 2004-1, 30-day average SOFR + 1.154%, 6.51% (c), 6/25/2034	1,508,945	1,438,277
Renaissance Home Equity Loan Trust:
“AF1”, Series 2006-4, 5.545%, 1/25/2037	57,029	19,651
“AF1”, Series 2007-2, 5.893%, 6/25/2037	340,249	91,175
Southern Pacific Secured Assets Corp., “A8”, Series 1998-2, 6.37%, 7/25/2029	54	53
		2,841,047
Miscellaneous 8.9%
American Homes 4 Rent Trust:
“D”, Series 2015-SFR1, 144A, 4.407%, 4/17/2052	367,000	359,493
“C”, Series 2014-SFR3, 144A, 4.596%, 12/17/2036	1,400,000	1,378,987
Anchorage Capital CLO 20 Ltd., “A1”, Series 2021-20A, 144A, 90-day average SOFR + 1.462%, 6.877% (c), 1/20/2035	500,000	499,609
Applebee's Funding LLC, “A2”, Series 2023-1A, 144A, 7.824%, 3/5/2053	2,750,000	2,819,437
Atrium XIV LLC, “B”, Series 14A, 144A, 90-day average SOFR + 1.962%, 7.355% (c), 8/23/2030	4,250,000	4,250,004
Ballyrock CLO Ltd.:
“A1BR”, Series 2019-2A, 144A, 90-day average SOFR + 1.462%, 6.829% (c), 11/20/2030	2,370,000	2,360,572
“BR”, Series 2020-2A, 144A, 90-day average SOFR + 2.212%, 7.627% (c), 10/20/2031	7,500,000	7,429,395
Battalion CLO XV Ltd., “B”, Series 2020-15A, 144A, 90-day average SOFR + 1.962%, 7.364% (c), 1/17/2033	5,000,000	4,956,645
Bryant Park Funding Ltd., “A1”, Series 2023-21A, 144A, 90-day average SOFR + 2.05%, 7.535% (c), 10/18/2036	900,000	904,294
Carlyle Global Market Strategies CLO Ltd., “BR2”, Series 2014-1A, 144A, 90-day average SOFR + 1.662%, 7.064% (c), 4/17/2031	4,000,000	3,964,264

Carlyle U.S. CLO Ltd., “B”, Series 2018-2A, 144A, 90-day average SOFR + 2.312%, 7.705% (c), 10/15/2031	3,000,000	2,985,282
CF Hippolyta Issuer LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,920,645	2,477,076
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	3,747,717	3,429,530
Countrywide Home Equity Loan Trust, “2A”, Series 2006-I, 30-day average SOFR + 0.254%, 5.616% (c), 1/15/2037	546,810	497,869
Credit-Based Asset Servicing and Securitization LLC, “AF2”, Series 2006-CB2, 3.072%, 12/25/2036	1,714,360	1,401,453
DB Master Finance LLC, “A2II”, Series 2019-1A, 144A, 4.021%, 5/20/2049	2,393,750	2,304,339
Domino's Pizza Master Issuer LLC:
“A2”, Series 2019-1A, 144A, 3.668%, 10/25/2049	1,925,000	1,756,249
“A2I”, Series 2018-1A, 144A, 4.116%, 7/25/2048	950,000	922,963
Dryden 50 Senior Loan Fund, “B”, Series 2017-50A, 144A, 90-day average SOFR + 1.912%, 7.305% (c), 7/15/2030	500,000	499,981
Elara HGV Timeshare Issuer LLC, “C”, Series 2023-A, 144A, 7.3%, 2/25/2038	464,195	474,898
FirstKey Homes Trust, “B”, Series 2022-SFR1, 144A, 4.493%, 5/19/2039	1,000,000	957,429
Flatiron CLO Ltd., “B”, Series 2018-1A, 144A, 90-day average SOFR + 1.612%, 7.014% (c), 4/17/2031	2,500,000	2,473,322
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053	750,000	746,112
Hilton Grand Vacations Trust, “A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	232,914	221,650
Hotwire Funding LLC, “A2”, Series 2021-1, 144A, 2.311%, 11/20/2051	1,268,000	1,143,729
HPEFS Equipment Trust, “C”, Series 2023-2A, 144A, 6.48%, 1/21/2031	1,500,000	1,527,356
Jersey Mike's Funding, “A2I”, Series 2021-1A, 144A, 2.891%, 2/15/2052	1,990,000	1,797,603
LCM XVI LP, “BR2”, Series 16A, 144A, 90-day average SOFR + 2.012%, 7.405% (c), 10/15/2031	2,120,000	2,107,153
Mosaic Solar Loan Trust:
“A”, Series 2020-1A, 144A, 2.1%, 4/20/2046	4,781,760	4,174,536
“C”, Series 2022-2A, 144A, 5.95%, 1/21/2053	2,220,000	1,928,595
“C”, Series 2022-3A, 144A, 8.56%, 6/20/2053	605,000	549,391
MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	187,686	172,056
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	136,455	127,668
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	378,115	355,955
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	371,158	351,511
MVW Owner Trust:
“A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	710,847	684,896
“B”, Series 2023-1A, 144A, 5.42%, 10/20/2040	1,674,873	1,666,032
Neuberger Berman CLO XVIII Ltd., “A2R2”, Series 2014-18A, 144A, 90-day average SOFR + 1.962%, 7.374% (c), 10/21/2030	1,800,000	1,793,585
New Economy Assets Phase 1 Sponsor LLC, “B1”, Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	912,067
NRZ Excess Spread-Collateralized Notes:
“A”, Series 2021-FHT1, 144A, 3.104%, 7/25/2026	553,247	513,874
“A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	1,063,733	966,911
“A”, Series 2020-PLS1, 144A, 3.844%, 12/25/2025	440,059	419,434
Progress Residential Trust, “E”, Series 2020-SFR2, 144A, 5.115%, 6/17/2037	500,000	490,419
Regatta XVIII Funding Ltd., “B”, Series 2021-1A, 144A, 90-day average SOFR + 1.712%, 7.105% (c), 1/15/2034	3,000,000	2,966,670
RR 17 Ltd., “B”, Series 2021-17A, 144A, 90-day average SOFR + 2.162%, 7.555% (c), 7/15/2034	7,000,000	6,869,163
Sierra Timeshare Receivables Funding LLC, “B”, Series 2020-2A, 144A, 2.32%, 7/20/2037	246,669	236,242
Taco Bell Funding LLC, “A2I”, Series 2021-1A, 144A, 1.946%, 8/25/2051	4,421,250	3,962,346
Towd Point Mortgage Trust, “A1”, Series 2019-MH1, 144A, 3.0%, 11/25/2058	66,322	65,960
Venture XXVI CLO Ltd., “BR”, Series 2017-26A, 144A, 90-day average SOFR + 1.962%, 7.377% (c), 1/20/2029	450,000	446,668

Voya CLO Ltd., “A3R”, Series 2016-3A, 144A, 90-day average SOFR + 2.012%, 7.407% (c), 10/18/2031	4,500,000	4,480,794
Zais CLO 13 Ltd., “A1A”, Series 2019-13A, 144A, 90-day average SOFR + 1.752%, 7.145% (c), 7/15/2032	2,500,000	2,492,627
		93,274,094
Total Asset-Backed (Cost $182,794,473)		178,642,404

Commercial Mortgage-Backed Securities 8.8%
20 Times Square Trust:
“B”, Series 2018-20TS, 144A, 3.1% (c), 5/15/2035	2,500,000	2,202,415
“C”, Series 2018-20TS, 144A, 3.1% (c), 5/15/2035	1,000,000	852,667
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 30-day average SOFR + 1.727%, 7.089% (c), 6/15/2035	3,500,000	3,402,904
BAMLL Commercial Mortgage Securities Trust, “C”, Series 2018-DSNY, 144A, 30-day average SOFR + 1.647%, 7.009% (c), 9/15/2034	1,000,000	993,918
BF Mortgage Trust, “B”, Series 2019-NYT, 144A, 30-day average SOFR + 1.447%, 7.059% (c), 12/15/2035	500,000	421,165
BFLD TRUST, “B”, Series 2019-DPLO, 144A, 30-day average SOFR + 1.454%, 6.816% (c), 10/15/2034	1,500,000	1,492,373
BHMS Mortgage Trust, “A”, Series 2018-ATLS, 144A, 30-day average SOFR + 1.547%, 6.909% (c), 7/15/2035	2,500,000	2,480,664
BPR Trust:
“B”, Series 2021-TY, 144A, 30-day average SOFR + 1.264%, 6.626% (c), 9/15/2038	506,000	482,858
“C”, Series 2021-TY, 144A, 30-day average SOFR + 1.814%, 7.176% (c), 9/15/2038	340,000	323,812
“C”, Series 2021-KEN, 144A, 30-day average SOFR + 2.664%, 8.026% (c), 2/15/2029	1,431,100	1,424,408
BX Commercial Mortgage Trust:
“A”, Series 2020-VIV4, 144A, 2.843%, 3/9/2044	2,000,000	1,709,892
“A”, Series 2019-IMC, 144A, 30-day average SOFR + 1.046%, 6.408% (c), 4/15/2034	2,000,000	1,986,939
“B”, Series 2019-IMC, 144A, 30-day average SOFR + 1.346%, 6.708% (c), 4/15/2034	3,500,000	3,469,176
“D”, Series 2020-VKNG, 144A, 30-day average SOFR + 1.814%, 7.176% (c), 10/15/2037	1,176,000	1,151,078
BX Trust:
“A”, Series 2019-OC11, 144A, 3.202%, 12/9/2041	2,000,000	1,765,414
“D”, Series 2021-ARIA, 144A, 30-day average SOFR + 2.01%, 7.372% (c), 10/15/2036	1,725,000	1,642,717
BXP Trust:
“B”, Series 2021-601L, 144A, 2.775% (c), 1/15/2044	2,000,000	1,475,604
“A”, Series 2017-CQHP, 144A, 30-day average SOFR + 0.897%, 6.259% (c), 11/15/2034	500,000	451,000
“B”, Series 2017-CQHP, 144A, 30-day average SOFR + 1.147%, 6.509% (c), 11/15/2034	3,960,000	3,471,854
Citigroup Commercial Mortgage Trust:
“A3”, Series 2016-C2, 2.575%, 8/10/2049	1,932,266	1,823,850
“F”, Series 2021-PRM2, 144A, 30-day average SOFR + 3.864%, 9.226% (c), 10/15/2038	2,600,000	2,501,562
Cold Storage Trust, “D”, Series 2020-ICE5, 144A, 30-day average SOFR + 2.214%, 7.572% (c), 11/15/2037	4,914,953	4,856,738
COMM Mortgage Trust, “B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	1,301,502	1,135,682
Credit Suisse Mortgage Trust:
“C”, Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	903,976
“B”, Series 2020-FACT, 144A, 30-day average SOFR + 2.364%, 7.726% (c), 10/15/2037	2,756,000	2,617,199
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	1,000,000	885,362
DBGS Mortgage Trust, “B”, Series 2018-5BP, 144A, 30-day average SOFR + 1.077%, 6.439% (c), 6/15/2033	2,500,000	2,129,708

FHLMC Multifamily Structured Pass-Through Certificates:
“X1P”, Series KL05, Interest Only, 0.892% (c), 6/25/2029	17,800,000	750,991
“X1”, Series K058, Interest Only, 0.909% (c), 8/25/2026	22,090,431	430,231
Fontainebleau Miami Beach Trust, “D”, Series 2019 -FBLU, 144A, 3.963% (c), 12/10/2036	5,000,000	4,836,738
Freddie Mac Multifamily Structured Credit Risk:
“M1”, Series 2021-MN1, 144A, 30-day average SOFR + 2.0%, 7.337% (c), 1/25/2051	562,730	545,964
“M2”, Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 9.087% (c), 1/25/2051	1,808,000	1,726,407
GS Mortgage Securities Corp. Trust, “B”, Series 2021-IP, 144A, 30-day average SOFR + 1.264%, 6.626% (c), 10/15/2036	3,000,000	2,814,697
GS Mortgage Securities Trust, “AS”, Series 2013-GC13, 144A, 3.833% (c), 7/10/2046	559,562	526,772
GSCG Trust, “C”, Series 2019-600C, 144A, 3.462%, 9/6/2034	1,000,000	300,170
Hospitality Mortgage Trust, “B”, Series 2019-HIT, 144A, 30-day average SOFR + 1.464%, 6.825% (c), 11/15/2036	3,239,426	3,206,539
Hudson Yards Mortgage Trust, “A”, Series 2019-30HY, 144A, 3.228%, 7/10/2039	2,000,000	1,769,186
JPMDB Commercial Mortgage Securities Trust, “AS”, Series 2016-C4, 3.385%, 12/15/2049	1,000,000	890,152
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,500,000	1,169,985
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	1,000,000	899,466
“A”, Series 2018-PHH, 144A, 30-day average SOFR + 1.257%, 6.619% (c), 6/15/2035	4,312,431	3,846,252
Manhattan West Mortgage Trust, “A”, Series 2020-1MW, 144A, 2.13%, 9/10/2039	1,000,000	883,376
Morgan Stanley Capital I Trust:
“A”, Series 2019-MEAD, 144A, 3.17%, 11/10/2036	1,000,000	921,866
“B”, Series 2018-SUN, 144A, 30-day average SOFR + 1.501%, 6.859% (c), 7/15/2035	1,568,800	1,552,980
MRCD Mortgage Trust, “C”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	3,830,002
MSWF Commercial Mortgage Trust, “XA”, Series 2023-2, Interest Only, 1.141%, 12/15/2056	15,210,745	1,012,007
Natixis Commercial Mortgage Securities Trust, “C”, Series 2018-285M, 144A, 3.79% (c), 11/15/2032	2,000,000	1,421,408
One New York Plaza Trust:
“AJ”, Series 2020-1NYP, 144A, 30-day average SOFR + 1.364%, 6.726% (c), 1/15/2036	2,378,000	2,192,292
“B”, Series 2020-1NYP, 144A, 30-day average SOFR + 1.614%, 6.976% (c), 1/15/2036	1,166,000	1,043,736
PKHL Commercial Mortgage Trust, “D”, Series 2021-MF, 144A, 30-day average SOFR + 2.114%, 7.476% (c), 7/15/2038	2,362,000	1,891,633
SLG Office Trust, “A”, Series 2021-OVA, 144A, 2.585%, 7/15/2041	1,000,000	826,132
Starwood Mortgage Trust, “B”, Series 2021-LIH, 144A, 30-day average SOFR + 1.77%, 7.132% (c), 11/15/2036	500,000	487,365
UBS Commercial Mortgage Trust:
“XA”, Series 2017-C7, Interest Only, 1.001% (c), 12/15/2050	23,661,490	741,303
“XA”, Series 2017-C1, Interest Only, 1.521% (c), 6/15/2050	18,418,209	721,113
Wells Fargo Commercial Mortgage Trust:
“A”, Series 2019-JWDR, 144A, 2.501% (c), 9/15/2031	200,000	183,145
“A2”, Series 2016-C34, 2.603%, 6/15/2049	97,326	97,659
“ASB”, Series 2015-C31, 3.487%, 11/15/2048	73,614	72,088
“C”, Series 2021-SAVE, 144A, 30-day average SOFR + 1.914%, 7.276% (c), 2/15/2040	2,051,200	1,861,459
“D”, Series 2021-SAVE, 144A, 30-day average SOFR + 2.614%, 7.976% (c), 2/15/2040	800,000	717,668
WFRBS Commercial Mortgage Trust, “AS”, Series 2014-C24, 3.931%, 11/15/2047	240,000	224,791
Total Commercial Mortgage-Backed Securities (Cost $99,284,531)		92,450,508

Collateralized Mortgage Obligations 5.7%
Angel Oak Mortgage Trust, “A1”, Series 2021-1, 144A, 0.909%, 1/25/2066	491,821	417,070

Banc of America Mortgage Trust:
“2A8”, Series 2003-J, 5.149% (c), 11/25/2033	110,997	99,492
“2A3”, Series 2005-J, 5.222% (c), 11/25/2035	59,457	53,545
“A15”, Series 2006-2, 6.0%, 7/25/2046	5,698	4,829
Barclays Mortgage Loan Trust, “A2”, Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,197,158	1,037,306
Bear Stearns Adjustable Rate Mortgage Trust, “5A”, Series 2003-8, 4.753% (c), 1/25/2034	231,528	197,065
Chase Mortgage Finance Corp.:
“M2”, Series 2021-CL1, 144A, 30-day average SOFR + 1.35%, 6.687% (c), 2/25/2050	1,989,878	1,900,567
“M3”, Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 6.887% (c), 2/25/2050	1,036,995	960,344
COLT Funding LLC, “A2”, Series 2021-3R, 144A, 1.257%, 12/25/2064	336,877	293,851
COLT Mortgage Loan Trust:
“A1”, Series 2021-2R, 144A, 0.798%, 7/27/2054	246,980	215,443
“A2”, Series 2021-1, 144A, 1.167%, 6/25/2066	816,299	662,564
“A3”, Series 2021-2, 144A, 1.335%, 8/25/2066	1,892,464	1,511,991
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	788,676	648,467
Connecticut Avenue Securities Trust:
“1M2”, Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 6.987% (c), 12/25/2041	500,000	492,976
“1M1”, Series 2023-R04, 144A, 30-day average SOFR + 2.3%, 7.637% (c), 5/25/2043	3,145,433	3,211,608
“1M2”, Series 2022-R04, 144A, 30-day average SOFR + 3.1%, 8.437% (c), 3/25/2042	250,000	257,931
Countrywide Home Loan Mortgage Pass Through Trust, “5A1”, Series 2005-HY10, 4.703% (c), 2/20/2036 (e)	325	282
Credit Suisse First Boston Mortgage Securities Corp., “5A1”, Series 2004-7, 5.0%, 10/25/2019	66,805	65,421
CSMC Trust , “B4”, Series 2013-IVR3, 144A, 3.407% (c), 5/25/2043	1,166,301	848,068
Ellington Financial Mortgage Trust:
“A3”, Series 2021-2, 144A, 1.291%, 6/25/2066	577,846	458,427
“A2”, Series 2021-3, 144A, 1.396%, 9/25/2066	2,348,136	1,843,867
“A3”, Series 2020-2, 144A, 1.64%, 10/25/2065	710,954	635,366
Federal Home Loan Mortgage Corp.:
“AI”, Series 5175, Interest Only, 2.5%, 12/25/2049	4,552,528	539,409
“PK”, Series 1751, 8.0%, 9/15/2024	3,235	3,234
Federal National Mortgage Association:
“NI”, Series 2021-49, Interest Only, 2.5%, 6/25/2051	2,764,870	410,770
“I”, Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,557,562	514,187
“DE”, Series 2014-18, 4.0%, 8/25/2042	239,208	231,622
“IM”, Series 2014-72, Interest Only, 4.5%, 3/25/2044	955,544	95,810
“2”, Series 350, Interest Only, 5.5%, 3/25/2034	43,818	7,354
“1A6”, Series 2007-W8, 6.696% (c), 9/25/2037	287,515	299,422
Fontainebleau Miami Beach Trust, “A”, Series 2019-FBLU, 144A, 3.144%, 12/10/2036	2,000,000	1,937,390
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 7.137% (c), 11/25/2041	1,200,000	1,184,941
“M2”, Series 2020-DNA6, 144A, 30-day average SOFR + 2.0%, 7.337% (c), 12/25/2050	2,085,422	2,101,582
“M2”, Series 2021-DNA3, 144A, 30-day average SOFR + 2.1%, 7.437% (c), 10/25/2033	500,000	501,577
“M1B”, Series 2022-DNA2, 144A, 30-day average SOFR + 2.4%, 7.737% (c), 2/25/2042	1,000,000	1,011,851
“M2”, Series 2019-DNA2, 144A, 30-day average SOFR + 2.564%, 7.902% (c), 3/25/2049	332,664	334,337
“M2”, Series 2019-DNA1, 144A, 30-day average SOFR + 2.764%, 8.102% (c), 1/25/2049	51,808	52,266
“M1B”, Series 2023-DNA2, 144A, 30-day average SOFR + 3.25%, 8.587% (c), 4/25/2043	2,000,000	2,081,666

FWD Securitization Trust, “A1”, Series 2020-INV1, 144A, 2.24%, 1/25/2050	567,402	516,856
GCAT Trust, “A2”, Series 2021-NQM2, 144A, 1.242%, 5/25/2066	685,259	558,051
Government National Mortgage Association:
“AI”, Series 2021-1, Interest Only, 2.0%, 1/20/2051	8,283,682	988,818
“KI”, Series 2020-160, Interest Only, 2.5%, 10/20/2050	4,427,178	468,388
“EI”, Series 2021-105, Interest Only, 2.5%, 5/20/2051	5,861,016	704,631
“JI”, Series 2021-121, Interest Only, 2.5%, 7/20/2051	8,317,131	863,303
“IT”, Series 2013-82, Interest Only, 3.5%, 5/20/2043	8,418,771	1,112,891
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	120,197	28,531
GS Mortgage-Backed Securities Trust:
“A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	101,782	92,910
“B1”, Series 2020-PJ1, 144A, 3.63% (c), 5/25/2050	5,150,321	4,417,007
Imperial Fund Mortgage Trust:
“A2”, Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,152,844	967,358
“A2”, Series 2021-NQM2, 144A, 1.362%, 9/25/2056	657,626	522,829
“A1”, Series 2022-NQM4, 144A, 4.767%, 6/25/2067	2,199,981	2,147,710
JPMorgan Chase Bank NA:
“M2”, Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 6.887% (c), 3/25/2051	1,300,817	1,266,469
“M3”, Series 2021-CL1, 144A, 30-day average SOFR + 1.8%, 7.137% (c), 3/25/2051	658,711	621,839
“M1”, Series 2020-CL1, 144A, 30-day average SOFR + 2.364%, 7.72% (c), 10/25/2057	2,341,313	2,342,733
“M4”, Series 2021-CL1, 144A, 30-day average SOFR + 2.75%, 8.087% (c), 3/25/2051	730,672	673,065
JPMorgan Mortgage Trust:
“A5”, Series 2020-LTV2, 144A, 3.0%, 11/25/2050	2,405,079	2,172,803
“6A1”, Series 2005-A6, 6.25% (c), 8/25/2035	142,053	136,854
Merrill Lynch Mortgage Investors Trust, “1A”, Series 2004-1, 5.688% (c), 12/25/2034	5,182	4,899
MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	199,925	184,767
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	410,294	349,313
Residential Accredit Loans, Inc. Trust, “A1”, Series 2003-QS18, 5.0%, 9/25/2018	168	126
Residential Asset Mortgage Products Trust, “A4”, Series 2004-SL4, 7.0%, 7/25/2032	33,011	32,394
Sequoia Mortgage Trust, “B4”, Series 2013-2, 3.633% (c), 2/25/2043	734,559	695,025
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	368,523	333,252
Towd Point Mortgage Trust:
“M1”, Series 2017-1, 144A, 3.75%, 10/25/2056	2,000,000	1,916,782
“M1”, Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,231,337
Verus Securitization Trust:
“A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064	361,802	322,188
“A2”, Series 2020-4, 144A, 1.912%, 5/25/2065	461,208	433,900
“A1”, Series 2020-INV1, 144A, 1.977%, 3/25/2060	17,535	17,333
“A1”, Series 2020-2, 144A, 2.226%, 5/25/2060	25,747	25,201
“B1”, Series 2021-R3, 144A, 3.066%, 4/25/2064	4,277,000	3,027,110
“A1”, Series 2019-INV2, 144A, 3.913% (c), 7/25/2059	79,341	75,937
Washington Mutual Mortgage Pass-Through Certificates Trust, “A9”, Series 2003-S9, 5.25%, 10/25/2033	180,963	174,975
Western Mortgage Reference Notes, “M1”, Series 2021-CL2, 144A, 30-day average SOFR + 3.15%, 8.487% (c), 7/25/2059	2,415,200	2,406,424
Total Collateralized Mortgage Obligations (Cost $65,727,418)		59,957,907

Government & Agency Obligations 9.2%
Other Government Related (f) 0.3%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,500,023
Korea National Oil Corp., 144A, 3.25%, 7/10/2024	500,000	494,535

Vnesheconombank:
144A, 5.942%, 11/21/2023* (e)	500,000	0
144A, 6.025%, 7/5/2022* (e)	1,500,000	0
		2,994,558
Sovereign Bonds 0.2%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,896,000	1,836,465
U.S. Treasury Obligations 8.7%
U.S. Treasury Bills, 5.32% (g), 3/28/2024 (h)	1,500,000	1,481,378
U.S. Treasury Notes:
0.25%, 5/31/2025	10,000,000	9,417,578
0.375%, 11/30/2025	5,000,000	4,643,164
0.375%, 1/31/2026	5,000,000	4,619,531
0.5%, 4/30/2027	12,000,000	10,711,406
0.875%, 9/30/2026	15,000,000	13,777,149
1.5%, 8/15/2026	5,000,000	4,679,688
1.625%, 10/31/2026	12,000,000	11,234,531
1.75%, 7/31/2024	10,000,000	9,811,328
1.875%, 2/15/2032	8,000,000	6,877,813
2.25%, 11/15/2024	10,000,000	9,776,172
4.75%, 7/31/2025	5,000,000	5,022,656
		92,052,394
Total Government & Agency Obligations (Cost 101,551,632)		96,883,417

	Shares	Value ($)

Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (i) (j) (Cost $17,476,693)	17,476,693	17,476,693

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.38% (i)	5,956,143	5,956,143
DWS ESG Liquidity Fund "Capital Shares", 5.49% (i)	12,986	12,988
Total Cash Equivalents (Cost $5,969,121)		5,969,131

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,108,052,366)	102.9	1,080,263,701
Other Assets and Liabilities, Net	(2.9)	(30,590,943)
Net Assets	100.0	1,049,672,758
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2023 are as follows:
Value ($) at 9/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2023	Value ($) at 12/31/2023
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (i) (j)
6,253,290	11,223,403 (k)	—	—	—	23,062	—	17,476,693	17,476,693
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.38% (i)
6,725,362	131,643,879	132,413,098	—	—	307,119	—	5,956,143	5,956,143
DWS ESG Liquidity Fund "Capital Shares", 5.49% (i)
12,806	179	—	—	3	175	—	12,986	12,988
12,991,458	142,867,461	132,413,098	—	3	330,356	—	23,445,822	23,445,824

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2023 amounted to $16,756,641, which is 1.6% of net assets.

(b)	Perpetual, callable security with no stated maturity date.
(c)
Variable or floating rate security. These securities are shown at their current rate as of December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	When-issued or delayed delivery securities included.
(e)	Investment was valued using significant unobservable inputs.
(f)	Government-backed debt issued by financial companies or government sponsored enterprises.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At December 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
UFJ: United Financial of Japan
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	3/19/2024	70	7,756,113	7,902,344	146,231
5 Year U.S. Treasury Note	USD	3/28/2024	455	48,954,796	49,491,914	537,118
Total unrealized appreciation						683,349
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$603,981,949	$—	$603,981,949
Mortgage-Backed Securities Pass-Throughs	—	24,901,692	—	24,901,692
Asset-Backed (a)	—	178,642,404	—	178,642,404
Commercial Mortgage-Backed Securities	—	92,450,508	—	92,450,508
Collateralized Mortgage Obligations	—	59,957,625	282	59,957,907
Government & Agency Obligations (a)	—	96,883,417	0	96,883,417
Short-Term Investments (a)	23,445,824	—	—	23,445,824
Derivatives (b)
Futures Contracts	683,349	—	—	683,349
Total	$24,129,173	$1,056,817,595	$282	$1,080,947,050
During the period ended December 31, 2023, the amount of transfers between Level 2 and Level 3 was $6,281. The investments were transferred from Level 2 to Level 3 due to the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Interest Rate Contracts	$683,349

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSDF-PH1
R-080548-2 (1/25)